DBX ETF Trust | 1
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
August 31, 2024 (Unaudited)
Hidden Row
Number
of Shares Value $
COMMON STOCKS — 99.9%
Application Software — 10.5%
Alarm.com Holdings, Inc. *
1,383 82,344
Clear Secure, Inc., Class A
4,638 140,949
Datadog , Inc., Class A *
708 82,312
Dynatrace , Inc. *
2,082 105,391
InterDigital , Inc.
732 101,426
Systena Corp.
19,038 50,993
TeamViewer SE, 144A *
7,740 106,921
(Cost $553,457)
670,336
Communications Equipment
— 3.3%
F5, Inc. *
517 105,029
NetScout Systems, Inc. *
5,018 107,787
(Cost $205,384)
212,816
Computer Software — 0.5%
MIA Teknoloji AS *
(Cost $34,147)
20,788 29,594
Internet Services &
Infrastructure — 11.0%
Akamai Technologies, Inc. *
959 97,665
Applied Digital Corp. *(a)
6,912 25,229
Fastly , Inc., Class A *
9,366 56,383
GDS Holdings Ltd., Class A *
30,184 64,312
NEXTDC Ltd. *
19,967 229,632
Okta , Inc. *
2,889 227,451
(Cost $698,388)
700,672
IT Consulting & Other Services
— 12.1%
Change Holdings, Inc.
2,513 24,732
Computacenter PLC
2,038 73,014
DXC Technology Co. *
4,780 98,803
Future Corp.
1,850 22,502
NCC Group PLC
8,394 17,055
NEC Corp.
1,049 92,685
NET One Systems Co. Ltd.
4,918 115,042
Netcompany Group A/S, 144A *
1,541 69,931
Otsuka Corp.
4,484 106,738
Systex Corp.
12,073 45,665
TechMatrix Corp.
1,700 28,465
TietoEVRY OYJ
3,601 75,733
(Cost $656,113)
770,365
Research & Consulting
Services — 1.2%
My EG Services Bhd
(Cost $57,958)
369,601 76,528
Systems Software — 61.3%
A10 Networks, Inc.
4,645 63,962
Ahnlab , Inc.
427 17,325
BlackBerry Ltd. *
34,332 80,751
Number
of Shares Value $
Check Point Software
Technologies Ltd. *
1,574 302,995
Crowdstrike Holdings, Inc., Class
A *
716 198,532
CyberArk Software Ltd. *
988 283,299
Darktrace PLC *
33,333 256,539
Digital Arts, Inc.
787 24,133
Fortinet, Inc. *
4,499 345,118
OneSpan , Inc. *
2,497 40,252
Palo Alto Networks, Inc. *
795 288,362
Qualys , Inc. *
1,908 238,824
Radware Ltd. *
1,964 42,815
Rapid7, Inc. *
4,478 169,313
SentinelOne , Inc., Class A *
13,410 315,940
SolarWinds Corp.
2,950 37,730
Tenable Holdings, Inc. *
5,970 246,442
Trend Micro, Inc.
6,316 378,730
Varonis Systems, Inc. *
5,785 327,431
Zscaler , Inc. *
1,358 271,573
(Cost $3,120,067)
3,930,066
TOTAL COMMON STOCKS
(Cost $5,325,514)
6,390,377
SECURITIES LENDING
COLLATERAL — 0.5%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(b)(c)
(Cost $27,600)
27,600 27,600
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
5.24% (b)
(Cost $672)
672 672
TOTAL INVESTMENTS
— 100.4%
(Cost $5,353,786)
6,418,649
Other assets and liabilities,
net — (0.4%)
(23,459)
NET ASSETS — 100.0%
6,395,190

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
August 31, 2024 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
 *(a)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (b)(c)
116,100 — (88,500) (d) — — 361 — 27,600 27,600
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 5.24% (b)
1,845 144,245 (145,418) — — 46 — 672 672
117,945 144,245 (233,918) — — 407 — 28,272 28,272
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $25,185, which is 0.4% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 6,390,377 $ — $ — $ 6,390,377
Short-Term Investments (a)
28,272 — — 28,272
TOTAL
$ 6,418,649 $ — $ — $ 6,418,649
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
August 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
PSWD-PH1
R-089711-2 (5/25) DBX006037 (5/25)